RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)		6 Months Ended		12 Months Ended
	Sep. 30, 2021	Mar. 31, 2022	Mar. 31, 2021	Sep. 30, 2021	Sep. 30, 2020
Proceeds from board member and related party				$ 400,000
Number of shares issued				320,000
Number of warrants issued	320,000			320,000
Consulting Firm [Member]
Related party amounts of transaction				$ 318,035	$ 285,000
Convertible Debt [Member]
Related party amounts of transaction				5,164,690	3,203,880
Related party interest expense		$ 446,348	$ 85,949	$ 557,820	$ 207,674